INCOME TAX - Summary of Deferred Tax Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforward	$ 105,559
Unrealized gain on marketable securities	0	$ 0
Total deferred tax assets	105,559
Valuation Allowance	(105,559)
Deferred tax assets, net valuation allowance	$ 0	$ 0